Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Line Items]
Total inventories, net	$ 3,842,072	$ 5,750,381
Smartphones [Member]
Schedule of Inventories [Line Items]
Total inventories, net	645,832	3,623,387
Tablets [Member]
Schedule of Inventories [Line Items]
Total inventories, net	570,441	1,114,934
Laptops and others [Member]
Schedule of Inventories [Line Items]
Total inventories, net	$ 2,625,799	$ 1,012,060